INCOME TAX - Schedule of deferred tax assets and liabilities and their movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	$ (3,705)	$ 648	$ (2,592)
Credit (charge) to profit or loss (Note 10.1)	2,095	(4,368)	3,183
Exchange adjustments	151	15	57
Deferred tax liability, Ending balance	(1,459)	(3,705)	648
Accelerated tax depreciation
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	(1,504)	(1,808)	(2,360)
Credit (charge) to profit or loss (Note 10.1)	1,292	313	550
Exchange adjustments	(362)	(9)	2
Deferred tax liability, Ending balance	(574)	(1,504)	(1,808)
Right-of-use assets
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	(47,852)	(42,427)	(50,978)
Credit (charge) to profit or loss (Note 10.1)	(3,245)	(7,706)	8,396
Exchange adjustments	(1,267)	2,281	155
Deferred tax liability, Ending balance	(52,364)	(47,852)	(42,427)
Lease liabilities
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	48,117	41,752	49,406
Credit (charge) to profit or loss (Note 10.1)	3,780	8,385	(7,555)
Exchange adjustments	1,281	(2,020)	(99)
Deferred tax liability, Ending balance	53,178	48,117	41,752
Tax losses
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	1,173	2,158	1,063
Credit (charge) to profit or loss (Note 10.1)	242	(783)	1,098
Exchange adjustments	63	(202)	(3)
Deferred tax liability, Ending balance	1,478	1,173	2,158
Others
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	(3,639)	973	277
Credit (charge) to profit or loss (Note 10.1)	26	(4,577)	694
Exchange adjustments	436	(35)	2
Deferred tax liability, Ending balance	$ (3,177)	$ (3,639)	$ 973